Feb. 01, 2016

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Behavioral Large Cap Value Equity Fund

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses(1)	0.89%	1.64%	1.64%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$661	$843	$1,040	$1,608
Class B Shares	$567	$817	$992	$1,743
Class C Shares	$167	$517	$892	$1,944

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$661	$843	$1,040	$1,608
Class B Shares	$167	$517	$892	$1,743
Class C Shares	$167	$517	$892	$1,944

Sterling Capital Special Opportunities Fund

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses(1)	1.10%	1.85%	1.85%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	$588	$882	$1,101	$1,973
Class C Shares	$188	$582	$1,001	$2,169

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	$188	$582	$1,001	$1,973
Class C Shares	$188	$582	$1,001	$2,169

Sterling Capital Equity Income Fund

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses(1)	1.05%	1.80%	1.80%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class B Shares	$583	$866	$1,075	$1,919
Class C Shares	$183	$566	$975	$2,116

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class B Shares	$183	$566	$975	$1,919
Class C Shares	$183	$566	$975	$2,116

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Behavioral Large Cap Value Equity Fund

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.64%

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$65	$205	$357	$798

Sterling Capital Special Opportunities Fund – Institutional Shares

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$271	$471	$1,049

Sterling Capital Special Opportunities Fund – Class R Shares

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.35%

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$137	$428	$739	$1,624

Sterling Capital Equity Income Fund – Institutional Shares

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.80%

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$82	$255	$444	$990

Sterling Capital Equity Income Fund – Class R Shares

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.30%

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$132	$412	$713	$1,568